Direct Vessel Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING EXPENSES [Abstract]
Payroll and related costs	$ 41,231	$ 41,443	$ 52,026
Insurances	3,534	4,149	4,088
Repairs and maintenance	7,952	12,351	8,893
Lubricants	736	1,046	899
Victualing	1,739	1,973	1,995
Travel expenses	3,343	3,608	3,484
Other expenses	4,019	4,560	3,361
Total	$ 62,554	$ 69,130	$ 74,746